Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2020

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	148,344	—	148,344

As of December 31, 2021

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	119,140	—	119,140

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 to 5 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Online advertising services	283,426	172,811	214,722
Enterprise value‑added services
Integrated marketing	250,344	133,599	1,342
Offline events	53,861	26,992	32,127
Consulting	15,264	32,622	36,867
Advertisement agent services	—	—	3,696
Revenue for Enterprise value‑added services	319,469	193,213	74,032
Subscription services
Institutional investor subscription services	20,039	16,036	25,490
Enterprise subscription services	2,077	361	94
Individual subscription services	30,595	4,343	2,441
Revenue for Subscription services	52,711	20,740	28,025
Total revenue	655,606	386,764	316,779